UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05620

The Zweig Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

March 31, 2014

(Unaudited)

Asset Allocation as of March 31, 2014

The following table illustrates asset allocations within certain sectors as a percentage of total investments, net of securities sold short as of March 31, 2014.
Common Stocks	69%
U.S. Government Securities	21%
Corporate Bonds	5%
Foreign Government Securities	3%
Closed End Funds	1%
Other (includes short-term investments)	1%

Total	100%

($ reported in thousands)

		Par	Value
INVESTMENTS
U.S. GOVERNMENT SECURITIES	20.9%
U.S. Treasury Inflation Indexed Bonds(3)
1.625%, 1/15/15		$28,000	$35,187
2.000%, 1/15/16		25,000	31,265
2.375%, 1/15/17		31,000	39,380

Total U.S. Government Securities (Identified Cost $99,452)			105,832

FOREIGN GOVERNMENT SECURITIES	3.0%
Commonwealth of Australia Series 122 5.250%, 3/15/19		10,200	10,231
Republic of Singapore 3.625%, 7/1/14		6,000	4,809

Total Foreign Government Securities (Identified Cost $15,225)			15,040

CORPORATE BONDS	5.5%
CONSUMER STAPLES — 0.4%
Anheuser-Busch Inbev Worldwide Inc. 7.750%, 1/15/19		1,500	1,859

			1,859

ENERGY — 0.4%
Chevron Corp. 3.191%, 6/24/23		2,000	1,976

			1,976

See notes to schedule of investments and securities sold short

		Par	Value
FINANCIALS — 1.2%
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		$1,534	$2,174
General Electric Capital Corp. 3.150%, 9/7/22		2,000	1,976
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22		2,000	2,268

			6,418

INDUSTRIALS — 2.7%
Burlington Northern Santa Fe LLC 3.450%, 9/15/21		1,000	1,013
CSX Corp. 6.250%, 3/15/18		4,000	4,625
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		4,814	5,659
9.000%, 8/15/21		1,000	1,285
Parker Hannifin Corp. 5.500%, 5/15/18		1,000	1,135

			13,717

MATERIALS — 0.4%
Du Pont (E.I.) de Nemours & Co. 2.800%, 2/15/23		2,000	1,891

			1,891

TELECOMMUNICATION SERVICES — 0.4%
Verizon Communications, Inc. 5.150%, 9/15/23		2,000	2,189

			2,189

Total Corporate Bonds (Identified Cost $26,067)			28,050

		Number of Shares
COMMON STOCKS	68.8%
CONSUMER DISCRETIONARY — 10.1%
Amazon.com, Inc.(2)		9,800	3,298
Coach, Inc.		131,000	6,505
Comcast Corp. Class A		95,000	4,752
Express, Inc.(2)		163,000	2,588
Ford Motor Co.		493,000	7,691
Goodyear Tire & Rubber Co. (The)		153,000	3,998
Hasbro, Inc.		53,000	2,948
Lear Corp.		55,000	4,605
Macy’s, Inc.		99,000	5,870
Michael Kors Holdings Ltd.(2)		38,000	3,544
Time Warner, Inc.		79,000	5,161

			50,960

CONSUMER STAPLES — 2.2%
Altria Group, Inc.		125,000	4,679
PepsiCo, Inc.		80,000	6,680

			11,359

See notes to schedule of investments and securities sold short

	Number of Shares	Value
ENERGY — 10.1%
Buckeye Partners LP(4)	66,000	$4,953
Chevron Corp.	68,000	8,086
Continental Resources, Inc.(2)	29,000	3,604
Energy Transfer Partners LP(2)(4)	85,000	4,572
Helmerich & Payne, Inc.	57,000	6,131
Noble Corp plc(2)	220,000	7,203
Schlumberger Ltd.	64,000	6,240
Total SA Sponsored ADR(4)	76,000	4,985
Valero Energy Corp.	100,000	5,310

		51,084

FINANCIALS — 12.8%
Aflac, Inc.	95,000	5,989
BB&T Corp.	167,000	6,709
BlackRock, Inc.	19,900	6,258
Blackstone Group LP (The)(2)	228,000	7,581
Fifth Third Bancorp	253,000	5,806
Goldman Sachs Group, Inc. (The)	33,000	5,407
JPMorgan Chase & Co.	114,000	6,921
Lincoln National Corp.	93,000	4,712
Royal Bank of Canada	66,000	4,355
T. Rowe Price Group, Inc.	70,000	5,765
U.S. Bancorp	128,000	5,486

		64,989

HEALTH CARE — 8.1%
Abbott Laboratories	149,000	5,738
Biogen Idec, Inc.(2)	11,200	3,426
Eli Lilly & Co.(4)	86,000	5,062
Gilead Sciences, Inc.(2)	51,000	3,614
GlaxoSmithKline plc Sponsored ADR	85,000	4,541
Merck & Co., Inc.(4)	92,000	5,223
Pfizer, Inc.	138,000	4,433
UnitedHealth Group, Inc.	64,000	5,247
Zimmer Holdings, Inc.	41,000	3,878

		41,162

INDUSTRIALS — 8.9%
Alaska Air Group, Inc.	48,000	4,479
Cummins, Inc.	38,000	5,662
Deere & Co.	66,000	5,993
Dover Corp.	65,000	5,314
General Electric Co.(4)	179,000	4,634

See notes to schedule of investments and securities sold short

		Number of Shares	Value
INDUSTRIALS (CONTINUED)
Lockheed Martin Corp.(4)		27,000	$4,407
Parker Hannifin Corp.		43,000	5,148
Trinity Industries, Inc.		59,000	4,252
Union Pacific Corp.		28,000	5,254

			45,143

INFORMATION TECHNOLOGY — 9.6%
Apple, Inc.		10,900	5,850
Cisco Systems, Inc.		308,000	6,902
EMC Corp.		192,000	5,263
Google, Inc. Class A(2)		2,800	3,121
Intel Corp.(4)		185,000	4,775
Jabil Circuit, Inc.		257,000	4,626
Knowles Corp.(2)		27,000	852
MasterCard, Inc. Class A		41,000	3,063
NetApp, Inc.		143,000	5,277
QUALCOMM, Inc.		75,000	5,914
Texas Instruments, Inc.		64,000	3,018

			48,661

MATERIALS — 3.5%
CF Industries Holdings, Inc.		20,000	5,213
Du Pont (E.I.) de Nemours & Co.		73,000	4,898
Freeport-McMoRan Copper & Gold, Inc.		222,000	7,342

			17,453

TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.(4)		128,000	4,489
Verizon Communications, Inc.		180,000	8,562

			13,051

UTILITIES — 0.9%
AGL Resources, Inc.		95,000	4,651

			4,651

Total Common Stocks (Identified Cost $271,032)			348,513

CLOSED END FUNDS	0.8%
Templeton Dragon Fund, Inc.		176	4,314

Total Closed End Funds (Identified Cost $3,597)			4,314

Total Long Term Investments — 99.0% (Identified cost $415,373)			501,749

See notes to schedule of investments and securities sold short

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET MUTUAL FUNDS — 0.7%
Fidelity Money Market Portfolio — Institutional Shares (Seven-day effective yield 0.090%)		3,378,637	$3,379

Total Short-Term Investments (Identified Cost $3,379)			3,379

Total Investments, before Securities Sold Short — 99.7% (Identified cost $418,752)			505,128

SECURITIES SOLD SHORT	(1.1)%
COMMON STOCK
CONSUMER DISCRETIONARY — (0.5)%
Mattel, Inc.		62	(2,487)

			(2,487)

INFORMATION TECHNOLOGY — (0.6)%
Analog Devices, Inc.		56	(2,976)

			(2,976)

Total Securities Sold Short (Proceeds $5,220)			(5,463)

Total Investments, Net of Securities Sold Short (Identified Cost $413,532) — 98.6%			499,665 (1)
Other Assets and Liabilities, Net — 1.4%			7,129

Net Assets — 100.0%			$506,794

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedule of Investments and Securities Sold Short.
(2)	Non-income producing.
(3)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(4)	All or portion of securities segregated as collateral for securities sold short.

See notes to schedule of investments and securities sold short

($ reported in thousands)

Country Weightings (Unaudited)†
United States	90%
Australia	2%
United Kingdom	2%
Bermuda	1%
France	1%
Singapore	1%
Canada	1%
China	1%
British Virgin Islands	1%

Total	100%

†	% of total investments, net of securities sold short, as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s net assets as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
U.S. Government Securities	$105,832	$—	$105,832
Foreign Government Securities	15,040	—	15,040
Corporate Bonds	28,050	—	28,050
Equity Securities:
Common Stocks	348,513	348,513	—
Closed End Funds	4,314	4,314	—
Short-Term Investments	3,379	3,379	—

Total Investments before Securities Sold Short	$505,128	$356,206	$148,922

Liabilities:
Securities Sold Short	(5,463)	(5,463)	—

Total Liabilities	$(5,463)	$(5,463)	$—

There are no Level 3 (significant unobservable input) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See notes to schedule of investments and securities sold short

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

March 31, 2014

(Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.  Security Valuation:

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors. All internally fair valued securities are approved by a valuation committee appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.  Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.  Foreign Currency Translation:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.  Derivative Financial Instruments:

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write listed covered and uncovered put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or market sector advance. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities or for yield enhancement.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value before written options” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in unrealized appreciation/(depreciation) on investments on the Statement of Operations. Changes in value of written options is included in unrealized appreciation/(depreciation) on written options on the Statement of Operations.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain/(loss) on investment transactions on the Statement of Operations. Gain or loss on written options is presented separately as net realized gain/(loss) on written options transactions on the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

At March 31, 2014, there were no open options contracts.

E.  Short Sales:

($ reported in thousands)

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

NOTE 2 — INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 — CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2014, the Fund held 21% of its total investments in U.S. Government securities.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$419,996	$90,126	$(4,994)	$85,132
Securities Sold Short	(5,220)	—	(243)	(243)

NOTE 5 — SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/29/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 5/29/14

*	Print the name and title of each signing officer under his or her signature.